Leases (Tables)	12 Months Ended
Jun. 30, 2020
Leases
Schedule of amounts recognised in balance sheet

	2020 A$	2019 A$
Right-of-use assets[1]
Properties	58,095	-
	58,095	-
Lease liabilities[2]
Current	42,176	-
Non-current	18,929	-
	61,105	-

1.	Included in the line item 'property, plant and equipment' in the consolidated balance sheet.

2.	Included in the line items 'other current liabilities' and 'other non-current liabilities' in the consolidated balance sheet.

Schedule of profit or loss amounts relating to leases

	2020 A$	2019 A$
Depreciation charge of right-of-use assets
Properties	38,729	-
	38,729	-
Interest expense (included in finance cost)	4,192	-
Expense relating to short-term leases (included in other expenses)	-	-
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	-	-
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)	-	-
Cash paid for principal payments	41,390	-